AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 24, 2002

                                                     REGISTRATION NOS. 333-53836
                                                                   AND 811-10213
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

-------------------------------------------------------------------------------
                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO.  [ ]

                       POST-EFFECTIVE AMENDMENT NO. 4 [X]

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 5        [X]

                       CONSECO VARIABLE ANNUITY ACCOUNT I
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                          11815 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                          11815 N. PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on _____ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

Registrant hereby incorporates by reference into this Post-Effective Amendment No. 4 the Prospectus and Statement of Additional Information for the Conseco Advantage Strategy contract filed in Post-Effective Amendment No. 3 to this Registration Statement for Conseco Variable Annuity Account I, File No. 333-53836 (May 1, 2002).

                              PROSPECTUS SUPPLEMENT
                               DATED JUNE 24, 2002

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2002
                         THE CONSECO ADVANTAGE STRATEGY
            AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY
                       CONSECO VARIABLE ANNUITY ACCOUNT I
                                       AND
                       CONSECO VARIABLE INSURANCE COMPANY

         The purpose of this supplement is to offer two new investment options in the prospectus for the Conseco Advantage Strategy Individual Flexible Premium Deferred Annuity.

         As of the date of this supplement, June 24, 2002, the Levco Equity Value Fund and Van Eck o Levin Mid Cap Value Fund (series of the LEVCO Series Trust) are available as new investment options in the Conseco Advantage Strategy Individual Flexible Premium Deferred Annuity. You can allocate new premiums and transfer contract value into the Levco Equity Value and Van Eck o Levin Mid Cap Value subaccounts by giving us instructions. You can also include the Levco Equity Value and Van Eck o Levin Mid Cap Value subaccounts in your instructions to us regarding the asset rebalancing, dollar cost averaging and/or systematic withdrawal program by calling us at (866) 590-2255.

         The date of prospectus for the Conseco Advantage Strategy Individual Flexible Premium Deferred Annuity is revised to June 24, 2002, and the prospectus is amended as follows:

1. THE FRONT COVER

The first sentence of the second paragraph on the front cover is revised to read:

         "The Contract has 61 investment options which include a fixed account and 60 subaccounts that invest in the investment portfolios listed below."

All other references to 59 investment options or 58 subaccounts or portfolios appearing elsewhere in the prospectus are amended to refer to 61 investment options or 60 subaccounts or portfolios.

The following information is added to page 2 of the front cover:

             LEVCO SERIES TRUST
             MANAGED BY JOHN A. LEVIN & CO., INC.
                  o Levco Equity Value Fund (Class A Shares)
                  o Van Eck o Levin Mid Cap Value Fund

2. THE FEE TABLE

The following information is added to the "Annual Fund Expenses" table on pages 8 and 9:

--------------------------------------------------------------------------------------------------------------------
                                                                     OTHER EXPENSES      TOTAL ANNUAL PORTFOLIO
                                                                     (AFTER EXPENSE     EXPENSES (AFTER EXPENSE
                                                                   REIMBURSEMENT, IF     REIMBURSEMENT, IF ANY,
                                                        12b-1       ANY, FOR CERTAIN    FOR CERTAIN PORTFOLIOS)
                                       MANAGEMENT FEES    FEES        PORTFOLIOS)
--------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
Levco Equity Value Fund*                    0.42%        0.00%           0.68%                   1.10%
(Class A Shares)
--------------------------------------------------------------------------------------------------------------------
Van Eck o Levin                             1.00%        0.00%           0.74%                   1.74%
Mid Cap Value Fund
--------------------------------------------------------------------------------------------------------------------

* The investment adviser of the Levco Equity Value Fund has voluntarily agreed to limit expenses of the Fund (exclusive of taxes, interest, Rule 12b-1 fees, brokerage commission and extraordinary expenses) to 1.10% of its net assets. Such arrangements typically take the form of either a reimbursement of expenses or a fee waiver by the investment adviser. Without such reimbursements or waivers, the Management Fees and Total Annual Portfolio Expenses were 0.85% and 1.53%, respectively. The investment adviser has reserved the right to discontinue this arrangement at any time.

3. THE EXPENSE EXAMPLES

The following information is added to Example 1 on pages 13 through 16 under the heading "Examples":

--------------------------------------------------------------------------------------------------------------------
              SUBACCOUNT                     1 YEAR            3 YEARS             5 YEARS              10 YEARS
--------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
Levco Equity Value Fund (Class    (a)        $88.83             $133.44             $171.89             $289.95
A Shares)                         (b)        $88.83             $133.44             $136.39             $289.95
                                  (c)        $26.00              $79.89             $136.39             $289.95
--------------------------------------------------------------------------------------------------------------------
Van Eck o Levin                   (a)        $95.28             $152.60             $203.44             $350.90
Mid Cap Value Fund                (b)        $95.28             $152.60             $167.80             $350.90
                                  (c)        $32.40              $98.92             $167.80             $350.90
--------------------------------------------------------------------------------------------------------------------

The following information is added to Example 2 on pages 16 through 19 under the heading "Examples":

--------------------------------------------------------------------------------------------------------------------
              SUBACCOUNT                     1 YEAR            3 YEARS             5 YEARS              10 YEARS
--------------------------------------------------------------------------------------------------------------------
LEVCO SERIES TRUST
--------------------------------------------------------------------------------------------------------------------
Levco Equity Value Fund (Class    (a)       $114.01             $206.87             $290.51             $507.71
A Shares)                         (b)       $114.01             $206.87             $254.49             $507.71
                                  (c)        $51.00             $152.85             $254.49             $507.71
--------------------------------------------------------------------------------------------------------------------
Van Eck o Levin                   (a)       $120.45             $225.06             $318.93             $555.26
Mid Cap Value Fund                (b)       $120.45             $225.06             $282.78             $555.26
                                  (c)        $57.40             $170.93             $282.78             $555.26
--------------------------------------------------------------------------------------------------------------------

4. INVESTMENT OPTIONS

The following information is added to page 22 under the heading "Investment Options":

     LEVCO SERIES TRUST
          Managed by John A. Levin & Co., Inc.
          o Levco Equity Value Fund (Class A Shares)
          o Van Eck o Levin Mid Cap Value Fund

5. PARTICIPATING INVESTMENT PROGRAMS

The following information is added to page 44 under the heading "Participating Investment Programs":

         LEVCO SERIES TRUST
               LEVCO Series Trust is a mutual fund with multiple series. John A. Levin & Co., Inc., serves as investment adviser to the funds. The following portfolios are available under the Contract:

         LEVCO EQUITY VALUE FUND (CLASS A SHARES)
              The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by normally investing at least 80% of its net assets in common stocks and other securities having equity characteristics.

         VAN ECK o LEVIN MID CAP VALUE FUND
              The investment objective of the Fund is to achieve long-term growth of capital. The Fund pursues this objective by investing at least 80% of its net assets in common stocks of "mid-cap" companies and other securities relating to such companies that have equity characteristics.


PLEASE USE THIS SUPPLEMENT WITH YOUR CONSECO ADVANTAGE STRATEGY PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM TOGETHER FOR FUTURE REFERENCE.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

    Required financial statements of Conseco Variable Annuity Account I and Conseco Variable Insurance Company (the "Company") are included in Part B hereof.

(b) Exhibits

   (1) Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account. (6)

   (2)  Not Applicable.

   (3) (a) Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Conseco Equity Sales, Inc. (8)

        (b) Form of Selling Agreement between the Company and Conseco Equity Sales, Inc. (8)

   (4) (a)  (i) Individual Flexible Premium Deferred Annuity Contract Fixed and
                Variable Accounts. (8)

       (a) (ii) Individual Flexible Premium Deferred Variable Annuity Contract. (8)

       (b)  Guaranteed Minimum Death Benefit Rider. (8)

       (c)  Guaranteed Minimum Income Benefit Rider. (8)

       (d)  Waiver of Contingent Deferred Sales Charges for Unemployment
            Rider. (8)

       (e) Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (8)

       (f) Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (8)

       (g)  Earnings Protection Additional Death Benefit Rider. (8)

       (h)  Internal Appeals Endorsement. (8)

       (i)  Individual Retirement Annuity Endorsement. (8)

       (j)  Roth Individual Retirement Annuity Endorsement. (8)

       (k)  Section 403(b) Annuity Endorsement. (8)

   (5)  Application Form. (8)

   (6) (a) Articles of Incorporation Great American Reserve Insurance
           Company. (1)

       (b) Articles of Amendment to the Articles of Incorporation of the Company. (4)

       (c)  Amended and Restated By-Laws of the Company. (4)

   (7)  Not Applicable.

   (8) (a)  (i) Participation Agreement among The Alger American Fund, Great
                American Reserve Insurance Company and Fred Alger and Company, Incorporated. (2)

        (ii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and Great American Reserve Insurance Company. (11)

       (iii) Amendment to Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and Conseco Variable Insurance Company, Inc. (11)

     (b) (i) Participation Agreement among Berger Institutional Products Trust, BBOI Worldwide LLC and Great American Reserve Insurance
             Company. (11)


        (ii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable
             Insurance Company. (11)

       (iii) Amendment to Participation Agreement among Berger Institutional Products Trust, Berger LLC and Conseco Variable Insurance Company. (11)

     (c) (i) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp. (2)

        (ii) Amendment to Fund Participation Agreement among Conseco Variable Insurance Company, Federated Securities Corp. and Federated Insurance Series. (11)

       (iii) Amendment to Fund Participation Agreement among Federated Securities Corp., Federated Insurance Series and Conseco Variable Insurance Company, Inc. (11)

     (d) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (11)

        (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. (11)

       (iii) Amendment to Fund Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company, Inc. (11)

        (iv) Amendment to Fund Participation Agreement between Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Conseco Variable Insurance Company. (11)

     (e) (i) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett & Co. and Great American Reserve Insurance Company.(2)

        (ii) Amendment to Fund Participation Agreement between Lord Abbett Series Fund, Inc. and Great American Reserve Insurance Company. (12)

     (f) (i) Form of Fund Participation Agreement between Great American
             Reserve Insurance Company and American Century Investment Services, Inc. (2)

        (ii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc. (11)

       (iii) Amendment to Fund Participation Agreement by and among Great American Reserve Insurance Co. and American Century Investment Services, Inc. (11)

        (iv) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc. (11)

         (v) Amendment to Fund Participation Agreement by and between Conseco Variable Insurance Company and American Century Investment Management, Inc. (11)

     (g) (i) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and Great American Reserve Insurance Company. (12)

        (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (12)

       (iii) Amendment to Participation Agreement among INVESCO Variable Funds, Inc., INVESCO Funds Group, Inc. and Conseco Variable Insurance Company. (12)

        (iv) Amendment to Fund Participation Agreement among INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Conseco Variable Insurance Company, Inc. (12)

         (v) Amendment to Fund Participation Agreement between Conseco Variable Insurance Company, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and INVESCO Variable Investment Funds, Inc. (12)


     (h) Form of Fund Participation Agreement between the Company, Rydex Variable Trust and PADCO Financial Services, Inc. (4)

     (i) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust, the Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (5)

     (j) (i) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company. (7)

        (ii) Amendment to Fund Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company, Inc. (11)

     (k) (i) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company. (7)

        (ii) Amendment to Schedule A of the Participation Agreement by and among First American Insurance Portfolios, Inc., U.S. Bancorp Asset Management, Inc. and Conseco Variable Insurance Company. (11)

     (l) (i) Fund Participation Agreement between Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios. (11)

        (ii) Amendment to Fund Participation Agreement between the Dreyfus Corporation and Conseco Variable Insurance Company. (11)

     (m) (i) Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company. (11)

        (ii) Amendment to Fund Participation Agreement between Janus Aspen Series and Great American Reserve Insurance Company. (11)

       (iii) Fund Participation Agreement (Service Shares) between Janus Aspen Series, Janus Distributors, Inc. and Conseco Variable Insurance Company. (13)

        (iv) Amendment to Fund Participation Agreement (Service Shares) between Janus Aspen Series, Janus Distributors, Inc. and Conseco Variable Insurance Company. (13)

     (n) (i) Fund Participation Agreement among Great American Reserve Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc. (11)

        (ii) Fund Participation Agreement among Conseco Variable Insurance Company, Lazard Asset Management and Lazard Retirement Series, Inc. (11)

       (iii) Amendment to Fund Participation Agreement among Lazard Asset Management, Lazard Retirement Series, Inc. and Conseco Variable Insurance Company. (11)

     (o) (i) Fund Participation Agreement between Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and Great American Reserve Insurance Company. (11)

        (ii) Addendum to Fund Participation Agreement among Conseco Variable Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (11)

       (iii) Amendment to Fund Participation Agreement among Neuberger Berman Adviser Management Trust, Neuberger Berman Management Inc.
             and Conseco Variable Insurance Company, Inc. (11)

     (p) (i) Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. (11)

        (ii) Amendment to Participation Agreement by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc. (11)

       (iii) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. (11)

        (iv) Amendment to Participation Agreement by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. (11)

(9)   Opinion and Consent of Counsel. (10)

(10) (a) Consent of Sutherland Asbill & Brennan LLP. (13)

     (b) Consent of Independent Accountants. (13)

(11)  Not Applicable.

(12)  Not Applicable.

(13)  Schedule of Computation of Performance Quotations.(9)

(1) Incorporated herein by reference to initial Registration Statement on Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on November 14, 1997 (File Nos. 333-40309 and 811-08483).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(3) Incorporated herein by reference to initial Registration Statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account H, filed electronically on April
     28, 2000 (File Nos. 333-90737 and 811-09693).

(5) Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4, Conseco Variable Annuity Account F, filed electronically on December 29, 2000 (File Nos. 333-40309 and 811-08483).

(6) Incorporated herein by reference to Registrant's initial Registration Statement on Form N-4, Conseco Variable Annuity Account I, filed electronically on January 17, 2001 (File Nos. 333-53836 and 811-10213).

(7) Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 033-02460 and 811-04819).

(8) Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, Conseco Variable Annuity Account I, filed electronically on May 15, 2001 (File Nos. 333-53836 and 811-10213).

(9) Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4, Conseco Variable Annuity Account H, filed electronically on May 1, 2001 (File Nos. 333-90737 and 811-09693).

(10) Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4, Conseco Variable Annuity Account H, filed electronically on May 1, 2002 (File Nos. 333-90737 and 811-09693).

(11) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4, Conseco Variable Annuity Account E, filed electronically on June 24,
     2002 (File Nos. 033-74092 and 811-08288).

(12) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account G, filed electronically on June 24, 2002 (File Nos. 333-00373 and 811-07501).

(13) Filed herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 N. Pennsylvania Street, Carmel, IN 46032.


                                                 Positions and Offices
                      Name                          with the Company
-------------------------------------------------------------------------------------------
Elizabeth C. Georgakopoulos                    Director and President
-------------------------------------------------------------------------------------------
David K. Herzog                                Director, Executive Vice President, General
                                               Counsel and Secretary
-------------------------------------------------------------------------------------------
Richard M. Maybin                              Executive Vice President, Information
                                               Technology
-------------------------------------------------------------------------------------------
James S. Adams                                 Director, Senior Vice President, Chief
                                               Accounting Officer and Treasurer
-------------------------------------------------------------------------------------------
Robert E. Burkett, Jr.                         Senior Vice President, Legal and Assistant
                                               Secretary
-------------------------------------------------------------------------------------------
Jon F. Davis                                   Senior Vice President, Actuarial
-------------------------------------------------------------------------------------------
William T. Devanney, Jr.                       Senior Vice President, Corporate Taxes
-------------------------------------------------------------------------------------------
Richard R. Dykhouse                            Senior Vice President, Legal and Assistant
                                               Secretary
-------------------------------------------------------------------------------------------
Kimberly K. Geurkink                           Senior Vice President, Insurance Operations
-------------------------------------------------------------------------------------------
James S. Hawke                                 Senior Vice President, Actuarial
-------------------------------------------------------------------------------------------


                                                 Positions and Offices
                      Name                          with the Company
-------------------------------------------------------------------------------------------
Maura M. Kautsky                               Senior Vice President, Marketing and Product
                                               Management
-------------------------------------------------------------------------------------------
Karl W. Kindig                                 Senior Vice President, Legal and Assistant
                                               Secretary
-------------------------------------------------------------------------------------------
Ronald F. Ruhl                                 Director
-------------------------------------------------------------------------------------------
William J. Shea                                Director
-------------------------------------------------------------------------------------------
K. Lowell Short, Jr.                           Senior Vice President, Finance
-------------------------------------------------------------------------------------------
Dennis A. Taylor                               Senior Vice President, Finance
-------------------------------------------------------------------------------------------
Gail Y. Van Dalen                              Senior Vice President, Sales
-------------------------------------------------------------------------------------------
Kimberly A. Zerrenner                          Senior Vice President, Human Resources
-------------------------------------------------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. or one of its wholly owned subsidiaries owns 100% of each of the companies listed below, unless indicated otherwise:

Conseco, Inc. (IN)

     CDOC, Inc. (DE)

     Conseco Risk Management, Inc. (IN)

     Conseco Capital Management, Inc. (DE)

     Conseco Equity Sales, Inc. (TX)

     ExlService.com, Inc. (DE)

         exl Service.com (India) Private Limited (India)

     Conseco Services, LLC (9.9%) (IN)

     Conseco Marketing, LLC (9%) (IN)

     Conseco Entertainment, Inc. (IN)

         Conseco Entertainment L.L.C (99%) (IN)

         Conseco HPLP, L.L.C (1%) (IN)

     Conseco HPLP, L.L.C. (99%) (IN)

     Conseco, L.L.C. (10%) (DE)

     Codelinks Data Service Private Limited (.004%) (India)

     CIHC, Incorporated (DE)

         Conseco Management Services Company (TX)

              Conseco Services, LLC (1%) (IN)

                  Conseco Marketing, LLC (90%) (IN)

              Conseco Marketing, LLC (1%) (IN)

         Conseco Services, LLC (89.1%) (IN)

         Conseco Entertainment L.L.C (1%) (IN)

         Conseco L.L.C. (90%) (DE)

         Codelinks Data Service Private Limited (99.006%) (India)

         Codelinks, LLC (IN)

         CNC Entertainment Nevada, Inc. (NV)

         Conseco Health Services, Inc. (PA)

         CNC Real Estate, Inc. (DE)

         Design Benefit Plans, Inc. (IL)

              Continental Marketing Corporation of Illinois, Inc. (IL)

              DBP of Nevada, Inc. (NV)

              Design Benefit Plans of Oregon, Inc. (OR)

         NAL Financial Group, Inc. (DE)

              NAL Mortgage Corporation (FL)

              NAL Acceptance Corporation (FL)

                  Performance Cars of South Florida, Inc. (FL)

                  Lease Asset Management, Inc. (FL)

                  Special Finance, Inc. (FL)

                  Autorics, Inc. (DE)

                  Autorics II, Inc. (DE)

                  NAL Insurance Services, Inc. (FL)

         Automobile Underwriters Corporation (IA)

              Automobile Underwriters, Incorporated (IN)

              Techno Company d/b/a Statesman Data Services, Inc. (IA)

         Direct Financial Services, Inc. (IL)

              Erie International Insurance Company, Inc.
              (Turks and Caicos Islands)

              Network Air Medical Systems, Inc. (IL)

              Association Management Corporation (IL)

                  Pioneer Savers Plan, Inc. (IL)

                  Independent Savers Plan, Inc. (IL)

              Preferred Health Choice, Inc. (IL)

              Personal HealthCare, Inc. (DE)

                  Healthscope, Inc. (IL)

              Partners Health Group, Inc. (IL)

         Ardiel Insurance Service, Inc. (CA)

         Specialty Planners, Inc. (CA)

         CTIHC, Inc. (DE)

         Conseco Finance Corp. (DE)

              Conseco Finance Servicing Corp. (DE)

              Conseco Finance Corp.-Alabama  (DE)

              Conseco Finance Corp.-Texas  (DE)

              Conseco Finance Credit Corp.  (NY)

              Conseco Finance Consumer Discount Company  (PA)

              Conseco Finance Loan Company (MN)

              Landmark Manufactured Housing, Inc.  (MN)

              P Financial Services, Inc.  (MN)

              Conseco Finance Vendor Services Corporation  (DE)

              Green Tree Retail Services Bank, Inc.  (SD)

              Conseco Bank, Inc.  (UT)

              Conseco Finance Canada Holding Company  (DE)

              Conseco Finance Canada Company  (Nova Scotia)

              BizGuild, Inc.  (MN)

              Green Tree Finance Corp.-Two  (MN)

              Green Tree Finance Corp.-Three  (MN)

              Green Tree Finance Corp.-Five  (MN)

              Green Tree Finance Corp.-Six  (MN)

              Conseco Finance SP Corp.-Seven  (MN)

              Conseco Finance SP Corp.-Eight  (MN)

              Conseco Finance Net Interest Margin Finance Corp. I  (DE)

              Conseco Finance Net Interest Margin Finance Corp. II  (DE)

              Green Tree Residual Finance Corp. I  (MN)

              Green Tree Floorplan Funding Corp.  (DE)

              Conseco Finance Credit Card Funding Corp.  (MN)

              Conseco Finance Securitizations Corp.  (MN)

              Conseco HE/HI 2001-B-2, Inc.  (MN)

              Conseco Finance Advance Receivables Corp.  (MN)

              Conseco Finance Leasing Trust  (DE)

              Green Tree Titling Limited Partnership I  (DE)

              Green Tree Titling Limited Partnership II  (DE)

              G.T. Titling, LLC I  (DE)

              G.T. Titling, LLC II  (DE)

              Green Tree Titling Holding Company I  (DE)

              Green Tree RECS II Guaranty Corporation  (MN)

              Green Tree First GP Inc.  (MN)

              Green Tree Second GP Inc.  (MN)

              Conseco Agency, Inc.  (MN)

              Conseco Agency of Alabama, Inc.  (AL)

              Conseco Agency of Kentucky, Inc  (KY)

              Conseco Agency of Nevada, Inc.  (NV)

              Conseco Agency of New York, Inc.  (NY)

              Crum-Reed General Agency, Inc.  (TX)

              Conseco Agency Reinsurance Limited  (Turks and Caicos Island)

              Rice Park Properties Corporation  (MN)

              Conseco Finance Foundation  (MN)

         Conseco Securities, Inc. (DE)

         K.F. Insurance Agency of Massachusetts, Inc. (MA)

         K.F. Agency, Inc. (IL)

         Administrators Service Corporation (IL)

         Eagles' National Corporation (KY)

         Conseco Teleservices, Inc. (DE)

         Hawthorne Advertising Agency, Inc. (PA)

         PL Holdings, Inc. (NV)

         Integrated Networks, Inc. (IL)

         ResortPort Holding of Delaware, Inc. (DE)

              3037953 Nova Scotia Company (Nova Scotia)

                  Resortport Investment Partnership (60%) (Nova Scotia)

                      Resortport Development Partnership (Nova Scotia)

         Design Securities Corporation (DE)

         Geneva International Insurance Company, Inc. (Turks and Caicos Islands)

         Business Information Group, Inc. (IL)

         Conseco Travel & Event Services, Inc. (CO)

         Independent Processing Services, Inc. (DE)

         Consumer Acceptance Corporation (IN)

              General Acceptance Corporation Reinsurance Limited
              (Turks and Caicos Islands)

         American Life and Casualty Marketing Division Co. (IA)

         Conseco Group Risk Management Company (MS)

         Target Ad Group, Inc. (IL)

         United Life Holdings, Inc. (NV)

         Response Air Ambulance Network, Inc. (IL)

         Conseco Life Insurance Company  of Texas (TX)

              Conseco Direct Life Insurance Company (PA)

                  C.P. Real Estate Services Corp. (NJ)

              Conseco Variable Insurance Company (TX)

                  Eagle Mortgage Company, Inc. (AR)

              Pioneer Life Insurance Company (IL)

                  Manhattan National Life Insurance Company (IL)

                  Conseco Medical Insurance Company (IL)

              Conseco Health Insurance Company (AZ)

              Conseco Senior Health Insurance Company (PA)

                  Conseco Life Insurance Company of New York (NY)

                  Carmel, Fifth, LLC (25%) (DE)

              Washington National Insurance Company (IL)

                  Washington National Development Company (DE)

                  Conseco Life Insurance Company (IN)

                  Carmel, Fifth, LLC (22.5%) (DE)

              Conseco Annuity Assurance Company (IL)

                  Carmel, Fifth, LLC (2.5%) (DE)

              Bankers Life Insurance Company of Illinois (IL)

                  Bankers Life and Casualty Company (IL)

                      Carmel, Fifth, LLC (50%) (DE)

                      Falls Holding of Delaware, Inc. (DE)

                      3037939 Nova Scotia Company (Nova Scotia)

         Bankers National Life Insurance Company (TX)

         Conseco Life Insurance (Bermuda) Limited (Bermuda)

         CFIHC, Inc. (DE)

              Conseco Private Capital Group, Inc. (IN)

              Conseco Global Investments, Inc. (DE)

              Conseco Mortgage Capital, Inc. (DE)

              Marketing Distribution Systems Consulting Group, Inc. (DE)

                  BankMark School of Business, Inc. (DE)

                  Investment Services Center of Delaware, Inc. (DE)

                  Bankmark, Inc. (ME)

                  Community Insurance Agency, Inc. (NH)

                  MDS of New Jersey, Inc. (NJ)

                      Community Insurance Agency, Inc. (MA)

                      MDS Investment Center, Inc. (CT)

              Performance Matters Associates, Inc. (DE)

                  Performance Matters Associates of Texas, Inc. (TX)

                  Performance Matters Associates of Kansas, Inc. (KS)

                  Performance Matters Associates of Ohio, Inc. (OH)

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of March 31, 2002 there were 66 owners of non-qualified contracts and 112 owners of qualified contracts.

ITEM 28. INDEMNIFICATION

     The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Conseco Equity Sales, Inc. is the principal underwriter for the following investment companies (other than the Registrant):

         Conseco Variable Annuity Account C
         Conseco Variable Annuity Account E
         Conseco Variable Annuity Account F
         Conseco Variable Annuity Account G
         Conseco Variable Annuity Account H
         Conseco Fund Group
         Conseco Advisor Variable Annuity Account
         BMA Variable Life Account A
         Conseco Variable Account L

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

--------------------------------------------------------------------------------
                                               Positions and Offices
                      Name                       with Underwriter
--------------------------------------------------------------------------------
David Humm                         Director and President
--------------------------------------------------------------------------------
James S. Adams                     Director, Senior Vice President, Chief
                                   Accounting Officer and Treasurer
--------------------------------------------------------------------------------
William T. Devanney, Jr.           Senior Vice President, Corporate Taxes
--------------------------------------------------------------------------------
James C. Crampton                  Vice President, Corporate Taxes
--------------------------------------------------------------------------------
William P. Kovacs                  Director, Vice President, General Counsel,
                                   Secretary and Chief Compliance Officer
--------------------------------------------------------------------------------
Margaret A. Cullem-Fiore           Vice President and Associate General Counsel
--------------------------------------------------------------------------------

(c)

----------------------------------------------------------------------------------------------------------
                          Net Underwriting            Compensation on
 Name of Principal         Discounts and               Redemption or          Brokerage
   Underwriter               Commissions               Annuitization         Commissions     Compensation*
----------------------------------------------------------------------------------------------------------
Conseco Equity Sales, Inc.     None                      None                  None           None
----------------------------------------------------------------------------------------------------------

* Fees paid by the Company for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

     (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

        (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

        (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

        (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants; and

        (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant, Conseco Variable Annuity Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 4 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Carmel, the State of Indiana, on this 21st day of June, 2002.


                                   CONSECO VARIABLE ANNUITY ACCOUNT I
                                   Registrant

                                   By:  Conseco Variable Insurance Company

                                   By:  /s/ ELIZABETH C. GEORGAKOPOULOS
                                        ---------------------------------
                                            Elizabeth C. Georgakopoulos
                                                    President


                                   CONSECO VARIABLE INSURANCE COMPANY
                                   Depositor


                                   By:  /s/ ELIZABETH C. GEORGAKOPOULOS
                                        ---------------------------------
                                            Elizabeth C. Georgakopoulos
                                                    President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to its registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.




SIGNATURE                                            TITLE                                   DATE

/S/ RONALD F. RUHL                          Director                                    June 21, 2002
---------------------------------------
Ronald F. Ruhl


/s/ ELIZABETH C. GEORGAKOPOULOS             Director and President                      June 21, 2002
-------------------------------             (principal executive officer)
Elizabeth C. Georgakopoulos


/s/ JAMES S. ADAMS                          Director, Senior Vice President,            June 21, 2002
--------------------------------------      Chief Accounting Officer and
James S. Adams                              Treasurer
                                            (principal financial officer
                                            and principal accounting officer)


/s/ DAVID K. HERZOG                         Director                                    June 21, 2002
---------------------------------------     Executive Vice President,
David K. Herzog                             General Counsel and Secretary



/s/ WILLIAM J. SHEA                         Director                                    June 21, 2002
-----------------------------------------
William J. Shea

                                INDEX TO EXHIBITS




EXHIBIT
NUMBER                     EXHIBIT

(b)(8)(m)(iii)Fund Participation Agreement (Service Shares) between Janus Aspen
              Series, Janus Distributors, Inc. and Conseco Variable Insurance Company.

(b)(8)(m)(iv) Amendment to Fund Participation Agreement (Service Shares) between
              Janus Aspen Series, Janus Distributors, Inc. and Conseco Variable Insurance Company.

(b)(10)(a)    Consent of Sutherland Asbill & Brennan LLP

(b)(10)(b)    Consent of Independent Accountants